Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required, below is disclosure of the compensation of the Company’s Named Executive Officers, or NEOs, for the last five fiscal years calculated in accordance with Item 402(v) of Regulation S-K. Item 402(v) requires disclosure of “compensation actually paid” based on calculations that report changes in the fair value of equity awards granted in prior years, granted during the fiscal year, and vesting during the fiscal year, but that do not reflect the actual amount of compensation earned or received by any of the NEOs during the fiscal year.
For information about our compensation philosophy and how we align executive compensation with our performance, please
see our “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO($)	Compensation Actually Paid to CEO($) (1)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)(2)	Amgen Total Shareholder Return($) (3)	Peer Group Total Shareholder Return ($) (3)(4)	Net Income ($M)	Non-GAAP EPS($) (5)

2025	24,693,120	49,378,868	8,516,133	14,599,770	166.63	192.38	7,711	21.84

2024	24,428,495	12,659,979	9,830,379	6,673,884	128.51	149.66	4,090	19.36

2023	22,643,650	29,105,407	7,730,150	9,701,292	137.84	138.39	6,717	18.83

2022	21,399,733	41,655,553	7,211,427	12,777,767	121.48	136.26	6,552	17.18

2021	21,721,154	17,040,728	7,358,134	5,869,521	100.87	122.53	5,893	17.69

(1)
As the valuation methods for “compensation actually paid” required by the SEC differ from those required in the Summary Compensation Table (“SCT”), the table below provides a reconciliation of SCT amounts to the Compensation Actually Paid (“CAP”) amounts in the Pay Versus Performance table for Mr. Bradway and the average SCT and CAP amounts for our other NEOs for each of the last five fiscal years. The other non-CEO NEOs for 2025 and 2024 include Messrs. Griffith and Gordon and Drs. Reese and Bradner. The other non-CEO NEOs for each of 2023, 2022, and 2021 include Messrs. Griffith and Gordon, Dr. Reese, and Esteban Santos, Executive Vice President, Operations.

Summary Compensation Table to Compensation Actually Paid Reconciliation Table

		Required Adjustments to Summary Compensation Table Totals to Determine “Compensation Actually Paid”
	Year	Summary Compensation Table Total($)	Summary Compensation Table Value of Stock Awards($)	Summary Compensation Table Value of Option Awards($)	Fair Value as of Year End of Equity Awards Granted During the Year($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year($)	Compensation Actually Paid($)

		(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)-(b)-(c) +(d)+(e)+(f)
Robert A. Bradway	2025	24,693,120	12,599,589	5,399,996	24,283,656	11,800,779	6,600,898	49,378,868
Average of Other NEOs	2025	8,516,133	3,534,766	1,514,964	6,812,721	2,871,649	1,448,997	14,599,770

(2)
Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions as of such measurement date that include closing prices of our Common Stock of between $281.22 and $327.31, risk-free interest rates of between 3.4% and 3.8%, expected life of between 1.4 and 4.2 years, expected volatility of the price of our Common Stock of between 25.2% and 27.8%, and an expected dividend yield of 3.2%. Changes in fair value are primarily driven by increases or decreases in the price of the Company’s Common Stock as of each measurement date.

Performance unit fair values are calculated using a payout simulation model, consistent with the approach used to value the awards at the grant date. Performance unit fair values as of each measurement date were determined using updated assumptions as of such measurement date that include a risk-free interest rate of 3.4%, expected volatility of the price of our Common Stock of between 26.5% and 27.4%, the closing price of our Common Stock of $327.31, and expected volatilities of the prices of the stocks of the Reference Group (as defined in footnote 3 to the “Grant of Plan-Based Awards” table in our Executive Compensation Tables), and the correlations of returns of our Common Stock and the stocks of the Reference Group to simulate total shareholder returns and their resulting impact on the payout percentages based on the contractual terms of the performance units). Changes in fair value are primarily driven by increases or decreases in the price of the Company’s Common Stock as of each measurement date.

(3)
Pursuant to the SEC rules, total shareholder return, or TSR, reflects an initial investment of $100 on December 31, 2020. All values assume reinvestment of the pretax value of dividends, are calculated as of December 31 of each year, and are weighted according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated.

(4)
The peer group TSR reflected in the table aligns with the executive compensation peer group described in our Compensation Discussion and Analysis, which peer group was changed for fiscal year 2025 with the addition of Vertex Pharmaceuticals Incorporated, or Vertex. The addition of Vertex to the 2025 executive compensation peer group was based, in part, on the recommendation of FW Cook, including that Vertex: (i) met the peer group objective size criteria employed by the Compensation Committee; (ii) identified the Company as a peer; and (iii) was identified as a peer of our Company by three of our peers and certain proxy advisory firms. The peer group for each listed fiscal year consists of the following companies: AbbVie, Inc.; AstraZeneca plc; Biogen Inc.; Bristol Myers Squibb Company; Eli Lilly and Company; Gilead Sciences, Inc.; GlaxoSmithKline plc; Johnson & Johnson; Merck & Co., Inc.; Novartis AG; Pfizer Inc.; Regeneron Pharmaceuticals, Inc.; Roche Holding AG; Sanofi S.A.; and Vertex. The peer group TSR would have been $123.31, $136.63, $137.38, $149.05, and $192.43 for fiscal years 2021 through 2025, respectively, had our executive compensation peer group remained the same and excluded Vertex.

(5)
Non-Generally Accepted Accounting Principles, or non-GAAP, earnings per share, or EPS, for purposes of the Company selected measure is reported and reconciled (A) for 2025, 2024, and 2023 in
Appendix B
, except that non-GAAP EPS was further adjusted for: (i) 2024 as described on page 59 of our 2025 proxy statement filed with the SEC on April 9, 2025, or the 2025 Proxy Statement, and (ii) 2023 as described on page 59 of our 2024 proxy statement filed with the SEC on April 17, 2024, or the 2024 Proxy Statement; and (B) for 2022 and 2021, in
Appendix B
to the 2024 Proxy Statement, except that non-GAAP EPS for 2022 was further adjusted as described on page 52 of our 2023 Proxy Statement filed with the SEC on April 6, 2023, and non-GAAP EPS for 2021 was further adjusted as described on page 50 of our 2022 proxy statement filed with the SEC on April, 5, 2022, or the 2022 Proxy Statement.

Company Selected Measure Name	non-GAAP, earnings per share, or EPS
Named Executive Officers, Footnote	The other non-CEO NEOs for 2025 and 2024 include Messrs. Griffith and Gordon and Drs. Reese and Bradner. The other non-CEO NEOs for each of 2023, 2022, and 2021 include Messrs. Griffith and Gordon, Dr. Reese, and Esteban Santos, Executive Vice President, Operations.
Peer Group Issuers, Footnote
(4)
The peer group TSR reflected in the table aligns with the executive compensation peer group described in our Compensation Discussion and Analysis, which peer group was changed for fiscal year 2025 with the addition of Vertex Pharmaceuticals Incorporated, or Vertex. The addition of Vertex to the 2025 executive compensation peer group was based, in part, on the recommendation of FW Cook, including that Vertex: (i) met the peer group objective size criteria employed by the Compensation Committee; (ii) identified the Company as a peer; and (iii) was identified as a peer of our Company by three of our peers and certain proxy advisory firms. The peer group for each listed fiscal year consists of the following companies: AbbVie, Inc.; AstraZeneca plc; Biogen Inc.; Bristol Myers Squibb Company; Eli Lilly and Company; Gilead Sciences, Inc.; GlaxoSmithKline plc; Johnson & Johnson; Merck & Co., Inc.; Novartis AG; Pfizer Inc.; Regeneron Pharmaceuticals, Inc.; Roche Holding AG; Sanofi S.A.; and Vertex. The peer group TSR would have been $123.31, $136.63, $137.38, $149.05, and $192.43 for fiscal years 2021 through 2025, respectively, had our executive compensation peer group remained the same and excluded Vertex.

PEO Total Compensation Amount	$ 24,693,120	$ 24,428,495	$ 22,643,650	$ 21,399,733	$ 21,721,154
PEO Actually Paid Compensation Amount	$ 49,378,868	12,659,979	29,105,407	41,655,553	17,040,728
Adjustment To PEO Compensation, Footnote
Summary Compensation Table to Compensation Actually Paid Reconciliation Table

		Required Adjustments to Summary Compensation Table Totals to Determine “Compensation Actually Paid”
	Year	Summary Compensation Table Total($)	Summary Compensation Table Value of Stock Awards($)	Summary Compensation Table Value of Option Awards($)	Fair Value as of Year End of Equity Awards Granted During the Year($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year($)	Compensation Actually Paid($)

		(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)-(b)-(c) +(d)+(e)+(f)
Robert A. Bradway	2025	24,693,120	12,599,589	5,399,996	24,283,656	11,800,779	6,600,898	49,378,868
Average of Other NEOs	2025	8,516,133	3,534,766	1,514,964	6,812,721	2,871,649	1,448,997	14,599,770

Non-PEO NEO Average Total Compensation Amount	$ 8,516,133	9,830,379	7,730,150	7,211,427	7,358,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,599,770	6,673,884	9,701,292	12,777,767	5,869,521
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table to Compensation Actually Paid Reconciliation Table

		Required Adjustments to Summary Compensation Table Totals to Determine “Compensation Actually Paid”
	Year	Summary Compensation Table Total($)	Summary Compensation Table Value of Stock Awards($)	Summary Compensation Table Value of Option Awards($)	Fair Value as of Year End of Equity Awards Granted During the Year($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year($)	Compensation Actually Paid($)

		(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)-(b)-(c) +(d)+(e)+(f)
Robert A. Bradway	2025	24,693,120	12,599,589	5,399,996	24,283,656	11,800,779	6,600,898	49,378,868
Average of Other NEOs	2025	8,516,133	3,534,766	1,514,964	6,812,721	2,871,649	1,448,997	14,599,770

Equity Valuation Assumption Difference, Footnote
(2)
Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions as of such measurement date that include closing prices of our Common Stock of between $281.22 and $327.31, risk-free interest rates of between 3.4% and 3.8%, expected life of between 1.4 and 4.2 years, expected volatility of the price of our Common Stock of between 25.2% and 27.8%, and an expected dividend yield of 3.2%. Changes in fair value are primarily driven by increases or decreases in the price of the Company’s Common Stock as of each measurement date.

Performance unit fair values are calculated using a payout simulation model, consistent with the approach used to value the awards at the grant date. Performance unit fair values as of each measurement date were determined using updated assumptions as of such measurement date that include a risk-free interest rate of 3.4%, expected volatility of the price of our Common Stock of between 26.5% and 27.4%, the closing price of our Common Stock of $327.31, and expected volatilities of the prices of the stocks of the Reference Group (as defined in footnote 3 to the “Grant of Plan-Based Awards” table in our Executive Compensation Tables), and the correlations of returns of our Common Stock and the stocks of the Reference Group to simulate total shareholder returns and their resulting impact on the payout percentages based on the contractual terms of the performance units). Changes in fair value are primarily driven by increases or decreases in the price of the Company’s Common Stock as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Compared to Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Compared to Net Income

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid Compared to Non-GAAP EPS (1)

Total Shareholder Return Vs Peer Group

Compensation Actually Paid Compared to Total Shareholder Return

Tabular List, Table
2025 Performance Measures
Pursuant to Item 402(v) of Regulation S-K, the Compensation Committee identified the following financial and non-financial performance measures used in our long-term and annual incentive programs as representing the most important performance measures used to link “compensation actually paid” in 2025 to the Company’s performance.

• Non-GAAP earnings per share (EPS) • Non-GAAP return on invested capital (ROIC) • Total shareholder return (TSR) relative to that of the S&P 500	• Revenues • Non-GAAP net income • Pipeline, clinical study, and regulatory goals • Workforce and technology goals
For a description of these measures and their application to our compensation programs for 2025, please see our Compensation Discussion and Analysis.

Total Shareholder Return Amount	$ 166.63	128.51	137.84	121.48	100.87
Peer Group Total Shareholder Return Amount	192.38	149.66	138.39	136.26	122.53
Net Income (Loss)	$ 7,711,000,000	$ 4,090,000,000	$ 6,717,000,000	$ 6,552,000,000	$ 5,893,000,000
Company Selected Measure Amount	21.84	19.36	18.83	17.18	17.69
PEO Name	Mr. Bradway
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP earnings per share (EPS)
Non-GAAP Measure Description
(5)
Non-Generally Accepted Accounting Principles, or non-GAAP, earnings per share, or EPS, for purposes of the Company selected measure is reported and reconciled (A) for 2025, 2024, and 2023 in
Appendix B
, except that non-GAAP EPS was further adjusted for: (i) 2024 as described on page 59 of our 2025 proxy statement filed with the SEC on April 9, 2025, or the 2025 Proxy Statement, and (ii) 2023 as described on page 59 of our 2024 proxy statement filed with the SEC on April 17, 2024, or the 2024 Proxy Statement; and (B) for 2022 and 2021, in
Appendix B
to the 2024 Proxy Statement, except that non-GAAP EPS for 2022 was further adjusted as described on page 52 of our 2023 Proxy Statement filed with the SEC on April 6, 2023, and non-GAAP EPS for 2021 was further adjusted as described on page 50 of our 2022 proxy statement filed with the SEC on April, 5, 2022, or the 2022 Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP return on invested capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return (TSR) relative to that of the S&P 500
Measure:: 4
Pay vs Performance Disclosure
Name	Revenues
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP net income
Measure:: 6
Pay vs Performance Disclosure
Name	Pipeline, clinical study, and regulatory goals
Measure:: 7
Pay vs Performance Disclosure
Name	Workforce and technology goals
Stock Option Fair Values
Pay vs Performance Disclosure
Common Stock Closing Price, Minimum	$ 281.22
Common Stock Closing Price, Maximum	$ 327.31
Risk Free Interest Rate, Minimum	3.40%
Risk Free Interest Rate, Maximum	3.80%
Expected Life, Minimum	1 year 4 months 24 days
Expected Life, Maximum	4 years 2 months 12 days
Expected Volatility Rate, Minimum	25.20%
Expected Volatility Rate, Maximum	27.80%
Expected Dividend Yield	3.20%
Performance Unit Fair Values
Pay vs Performance Disclosure
Expected Volatility Rate, Minimum	26.50%
Expected Volatility Rate, Maximum	27.40%
Risk Free Interest Rate	3.40%
Common Stock Closing Price	$ 327.31
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,283,656
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,800,779
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,600,898
PEO | Summary Compensation Table Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,599,589)
PEO | Summary Compensation Table Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,399,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,812,721
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,871,649
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,448,997
Non-PEO NEO | Summary Compensation Table Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,534,766)
Non-PEO NEO | Summary Compensation Table Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,514,964)